EMPLOYEE BENEFIT PLANS, Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Components of Net Periodic Benefit Cost/(Income) [Abstract]
Service cost	$ 8	$ 8	$ 8
Interest cost	19	19	18
Expected return on plan assets	(21)	(20)	(32)
Amortization of net (gain) loss	8	12	0
Amortization of prior service cost	1	1	1
Recognition of loss due to settlement	0	0	1
Net periodic benefit cost/(income)	15	20	(4)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (net of tax) [Abstract]
Net loss (gain)	5	(10)	90
Amortization of unrecognized (loss) gain	(5)	(7)	0
Prior service cost	0	1	1
Amortization of prior service cost	(1)	(1)	0
Total recognized in other comprehensive income	(1)	(17)	91
Total recognized in net periodic benefit cost and other comprehensive income	14	3	87
Other Post-retirement Benefits [Member]
Components of Net Periodic Benefit Cost/(Income) [Abstract]
Service cost	1	1	1
Interest cost	3	3	3
Expected return on plan assets	0	0	0
Amortization of net (gain) loss	0	0	(1)
Amortization of prior service cost	0	0	0
Recognition of loss due to settlement	0	0	0
Net periodic benefit cost/(income)	4	4	3
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (net of tax) [Abstract]
Net loss (gain)	6	1	1
Amortization of unrecognized (loss) gain	(2)	0	1
Prior service cost	0	0	0
Amortization of prior service cost	0	0	0
Total recognized in other comprehensive income	4	1	2
Total recognized in net periodic benefit cost and other comprehensive income	8	5	5
Non-qualified Benefit Plans [Member]
Components of Net Periodic Benefit Cost/(Income) [Abstract]
Net periodic benefit cost/(income)	$ 9	$ 3	$ 4